Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 127,000	$ 82,000
Consolidated Net Fixed Assets	$ 1,161,000